UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Rachel Spearo
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street,
                                         2nd Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          (414) 765-5384

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2012 - 07/31/2012


New Gate Global Resources Fund
--------------------------------------------------------------------------------------------------------------------------
 ROWAN COMPANIES PLC                                                                         Agenda Number:  933659534
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7665A101
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2012
          Ticker:  RDC
            ISIN:  GB00B6SLMV12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     TO RE-ELECT THOMAS R. HIX AS A CLASS III                  Mgmt          For                            For
       DIRECTOR FOR A TERM TO EXPIRE AT THE ANNUAL
       GENERAL MEETING TO BE HELD IN 2015.

2.     TO RE-ELECT SUZANNE P. NIMOCKS AS A CLASS                 Mgmt          For                            For
       III DIRECTOR FOR A TERM TO EXPIRE AT THE
       ANNUAL GENERAL MEETING TO BE HELD IN 2015.

3.     TO RE-ELECT P. DEXTER PEACOCK AS A CLASS                  Mgmt          For                            For
       III DIRECTOR FOR A TERM TO EXPIRE AT THE
       ANNUAL GENERAL MEETING TO BE HELD IN 2015.

4.     AN ORDINARY RESOLUTION TO RATIFY THE AUDIT                Mgmt          For                            For
       COMMITTEE'S APPOINTMENT OF DELOITTE &
       TOUCHE LLP AS OUR U.S. INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.

5.     AN ORDINARY RESOLUTION TO RATIFY THE                      Mgmt          For                            For
       APPOINTMENT OF DELOITTE & TOUCHE UK LLP AS
       OUR U.K. STATUTORY AUDITORS UNDER THE
       COMPANIES ACT 2006(TO HOLD OFFICE UNTIL THE
       CONCLUSION OF THE NEXT ANNUAL GENERAL
       MEETING AT WHICH ACCOUNTS ARE LAID BEFORE
       THE COMPANY).

6.     AN ORDINARY RESOLUTION TO RATIFY THAT THE                 Mgmt          For                            For
       AUDIT COMMITTEE IS AUTHORIZED TO DETERMINE
       OUR U.K. STATUTORY AUDITORS' REMUNERATION.

7.     A NON-BINDING ADVISORY VOTE TO APPROVE THE                Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ Joseph C. Neuberger
Name                 Joseph C. Neuberger
Title                President
Date                 10/30/2012